SUBSEQUENT EVENTS (Details Narrative)																								1 Months Ended		3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 02, 2021 USD ($) $ / shares shares	Oct. 12, 2021 USD ($)	Oct. 07, 2021 shares	Aug. 27, 2021 $ / shares	Jun. 03, 2021 USD ($) $ / shares shares	Apr. 29, 2021 USD ($) $ / shares shares	Apr. 02, 2021 USD ($) $ / shares shares	Mar. 16, 2021 USD ($) $ / shares shares	Mar. 15, 2021 USD ($)	Mar. 11, 2021 USD ($) $ / shares shares	Mar. 04, 2021 USD ($) $ / shares shares	Feb. 19, 2021 USD ($) $ / shares shares	Feb. 03, 2021 USD ($) shares	Feb. 02, 2021 USD ($)	Jan. 29, 2021 USD ($) $ / shares shares	Jan. 26, 2021 USD ($) $ / shares shares	Jan. 25, 2021 USD ($) $ / shares shares	Jan. 21, 2021 shares	Jan. 20, 2021 USD ($) $ / shares shares	Jan. 20, 2021 USD ($) $ / shares shares	Jan. 13, 2021 USD ($) shares	Jan. 07, 2021 USD ($)	Jan. 03, 2021 USD ($) Integer	Nov. 30, 2021 shares	Oct. 31, 2021 shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 08, 2021 shares	Jul. 07, 2020 $ / shares	Dec. 31, 2019 $ / shares
Subsequent Event [Line Items]
Lease rent costs																										$ 392,369			$ 352,541			$ 1,455,994	$ 592,138		$ 990,413
Number of shares issued for legal services | shares																					15,688
Number of shares issued for legal services, value																					$ 21,179
Number of shares issued | shares																										257,630
Purchase price																																7,712,445	57,500	$ 162,500
Debt instrument interest rate				75.00%
Debt instrument price per share | $ / shares				$ 1.00
Proceeds from related party																																244,803	$ 1,922,449	2,162,562	2,162,562
Debt Instrument original issue discount																										$ 3,342,640						$ 3,342,640		$ 135,507	$ 135,507
Common stock, par value | $ / shares																										$ 0.001						$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Number of shares issued as compensation, value																										$ 1,573,495	$ 1,546,413	$ 2,113,188						$ 73,582
Number of shares issued to to settle an accounts payable | shares																																			18,182
Number of shares issued for acquisition | shares													734,689
Number of shares issued, value																										845,290				$ (45,512)
Magiclytics [Member]
Subsequent Event [Line Items]
Number of shares issued for acquisition | shares													5,000
Christian Young [Member]
Subsequent Event [Line Items]
Number of shares issued | shares													330,610
Common stock percentage													45.00%
Christian Young [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued | shares													330,610
Wilfred Man [Member]
Subsequent Event [Line Items]
Common stock percentage													45.00%
Wilfred Man [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued | shares													330,610
Christian Young and Wilfred Man [Member]
Subsequent Event [Line Items]
Common stock percentage													90.00%
Convertible Promissory Note [Member] | ProActive Capital SPV I, LLC [Member]
Subsequent Event [Line Items]
Debt instrument maturity date																																Jan. 20, 2022
Debt Instrument original issue discount																										66,594						$ 66,594
Debt conversion description																				The ProActive Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at ProActive Capital’s election at any time following the time that the SEC qualifies the Company’s Offering Statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by ProActive Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.
Convertible Promissory Note [Member] | GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Debt Instrument original issue discount												$ 57,780
Debt conversion description												The GS Capital #2 Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the Securities and Exchange Commission (“SEC”) qualifies the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933, as amended (the “Regulation A Offering”). At such time, the GS Capital #2 Note (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.					The GS Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s Offering Statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.
Convertible Promissory Note [Member] | Tiger Trout Capital Puerto Rico, LLC [Member]
Subsequent Event [Line Items]
Debt instrument maturity date																																Jan. 29, 2022
Debt Instrument original issue discount																										510,521						$ 510,521
Debt conversion description															Tiger Trout will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of $0.50 per share, subject to customary adjustments for stock splits, etc. occurring after the issuance date. The Tiger Trout Note contains a customary beneficial ownership limitation of 9.99%, which may be waived by Tiger Trout on 61 days’ notice to the Company.
Convertible Promissory Note [Member] | Labrys Fund, LP [Member]
Subsequent Event [Line Items]
Debt instrument maturity date																																Mar. 11, 2022
Debt Instrument original issue discount																										$ 108,927						$ 108,927
Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Number of shares issued | shares																												428,197
Consultant [Member]
Subsequent Event [Line Items]
Number of shares issued | shares																		15,050																	30,231
Number of shares issued as compensation | shares																												20,033
Number of shares issued, value																																			$ 73,582
Matthew Singer [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Number of shares issued | shares																8,197
Purchase price																$ 13,000
Debt instrument price per share | $ / shares																$ 1.59
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Debt instrument face amount													$ 2,400,000
Debt instrument interest rate													8.00%
Proceeds from related party									$ 130,013
Indebtedness converted into securities													$ 1,000,000
Debt Instrument description														Company or the Holder, be converted into a number of restricted fully paid and non-assessable shares of shares of common stock, par value $0.001 per share, of the Company equal to (i) $1,000,000 divided by (ii) the price per share of the Common Stock as offered in the Offering Circular.
Amir Ben-Yohanan, Chris Young, and Simon [Member]
Subsequent Event [Line Items]
Cash bonuses amount														$ 240,000
Legal Services[Member]
Subsequent Event [Line Items]
Number of shares issued to to settle an accounts payable | shares																												15,688
Magiclytics [Member]
Subsequent Event [Line Items]
Number of shares issued for acquisition | shares																												734,689
Directors and Consultants [Member]
Subsequent Event [Line Items]
Number of shares issued for legal services | shares																												106,707
Consultants and Directors [Member]
Subsequent Event [Line Items]
Number of shares issued | shares																								367,298	404,365	509,417	175,070	207,817
Number of shares issued, value																										$ 1,573,495	$ 1,546,413	$ 2,113,188
Lease Agreement [Member]
Subsequent Event [Line Items]
Lease rent costs																						$ 12,500
Note Purchase Agreement [Member] | Matthew Singer [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face amount																							$ 13,000
Purchase price																							$ 13,000
Debt instrument maturity date																							Jan. 03, 2023
Debt instrument interest rate																							8.00%
Common stock conversion price percentage																							70.00%
Trading day | Integer																							20
Securities Purchase Agreement [Member] | Labrys Fund, LP [Member]
Subsequent Event [Line Items]
Number of shares issued | shares										125,000
Debt instrument face amount										$ 1,000,000
Debt instrument maturity date										Mar. 11, 2022
Debt instrument interest rate										10.00%
Common stock purchase per share | $ / shares										$ 10.00
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument maturity date				Aug. 26, 2022
Debt instrument interest rate				10.00%
Common stock purchase per share | $ / shares				$ 0.001
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | ProActive Capital SPV I, LLC [Member]
Subsequent Event [Line Items]
Debt instrument face amount																			$ 250,000	$ 250,000
Purchase price																			$ 225,000	$ 225,000
Debt instrument maturity date																			Jan. 20, 2022	Jan. 20, 2022
Debt instrument interest rate																			10.00%	10.00%
Debt Instrument original issue discount																			$ 25,000	$ 25,000
Sale of common stock share | shares																			50,000	50,000
Common stock purchase per share | $ / shares																			$ 0.001	$ 0.001
Reimbursement amount																			$ 10,000	$ 10,000
Debt conversion description																				The ProActive Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at ProActive Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by ProActive Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Debt instrument face amount					$ 550,000	$ 550,000	$ 550,000	$ 577,778				$ 577,778					$ 288,889
Purchase price					$ 500,000	$ 500,000	$ 500,000	$ 520,000				$ 520,000					$ 260,000
Debt instrument maturity date					Jun. 03, 2022	Apr. 29, 2022	Apr. 01, 2022	Mar. 22, 2022				Feb. 19, 2022					Jan. 25, 2022
Debt instrument interest rate					10.00%	10.00%	10.00%	10.00%				10.00%					10.00%
Debt Instrument original issue discount					$ 50,000	$ 50,000	$ 50,000	$ 57,778				$ 57,778					$ 28,889
Sale of common stock share | shares					85,000	125,000	45,000	100,000				100,000					50,000
Common stock purchase per share | $ / shares					$ 0.001	$ 0.001	$ 0.001	$ 0.001				$ 0.001					$ 0.001
Reimbursement amount					$ 5,000	$ 5,000	$ 10,000	$ 10,000				$ 10,000					$ 10,000
Debt conversion description					The GS Capital Note #6 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company’s Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #6 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.	The GS Capital Note #5 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company’s Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #5 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.	The GS Capital Note #4 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #4 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price	The GS Capital #3 Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital #3 Note (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.									The GS Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.
Sale of common stock share, value												$ 100
Common stock, par value | $ / shares						$ 0.001	$ 0.001	$ 0.001				$ 0.001
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | Tiger Trout Capital Puerto Rico, LLC [Member]
Subsequent Event [Line Items]
Debt instrument face amount															$ 1,540,000
Purchase price															$ 1,100,000
Debt instrument maturity date															Jan. 29, 2022
Debt instrument interest rate															10.00%
Debt Instrument original issue discount															$ 440,000
Sale of common stock share | shares															220,000
Common stock purchase per share | $ / shares															$ 220.00
Debt conversion description															Tiger Trout will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of $0.50 per share, subject to customary adjustments for stock splits, etc. occurring after the issuance date. The Tiger Trout Note contains a customary beneficial ownership limitation of 9.99%, which may be waived by Tiger Trout on 61 days’ notice to the Company.
Common stock share is not issued | shares																																				220,000
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | Labrys Fund, LP [Member]
Subsequent Event [Line Items]
Debt instrument face amount										$ 900,000
Debt Instrument original issue discount										$ 100,000
Debt conversion description										Labrys may convert the Labrys Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Labrys Note) at any time at a conversion price equal to $10.00 per share.
Debt instrument, prepayment description										The Company may prepay the Labrys Note at any time prior to the date that an Event of Default (as defined in the Labrys Note) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium) plus $750.00 for administrative fees. The Labrys Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Labrys Note or Labrys SPA.
Securities Purchase Agreement [Member] | Convertible Promissory Notes [Member] | Labrys Fund, LP [Member]
Subsequent Event [Line Items]
Debt instrument, prepayment description										Upon the occurrence of any Event of Default, the Labrys Note shall become immediately due and payable and the Company shall pay to Labrys, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 16% per annum or the highest rate permitted by law.
A&R Share Exchange Agreement [Member] | Magiclytics [Member]
Subsequent Event [Line Items]
Number of shares issued | shares													734,689
Number of shares exchanged | shares													5,000
Proceeds from issuance initial public offering													$ 3,500,000
Number of shares issued for acquisition | shares													734,689
Director Agreements [Member]
Subsequent Event [Line Items]
Number of shares issued | shares																															31,821
Number of shares issued as compensation | shares											31,821
Common stock, par value | $ / shares											$ 0.001																$ 0.001				$ 0.001
Number of shares issued as compensation, value											$ 25,000
Restricted Stock Agreement [Member] | Mr Kaplun [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares restricted | shares			58,824
Shares vesting percentage			25.00%
Director Agreement [Member] | Mr Musina [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued, value		$ 25,000
Equity Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.001
Number of shares issued, value	$ 15,000,000
Trading percentage	250.00%
Market price percentage	95.00%
Equity Purchase Agreement [Member] | Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of shares issued | shares	70,000
Equity Purchase Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Commitment amount	$ 20,000
Equity Purchase Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Commitment amount	$ 400,000